February 25, 1998

Dear Shareholder:

Enclosed are the mid-year financial statements for the Western Asset Trust Intermediate Portfolio, covering the period July 1 - December 31, 1997.

Now in its fourth year of operation, the fund continues to enjoy positive investment results relative to its benchmark for this period and since inception. Total assets have risen to over $250 million, with more than 28 participants.

The principal factors behind the fund's recent good performance, when it returned 5.1% (net of all fees) versus the Lehman Brothers Government/Corporate Intermediate Index's 4.9% return, were its longer than market duration posture, which was rewarded by declining interest rates and its barbelled exposure to maturities, which benefited from a pronounced flattening of the yield curve.

Please fee free to call if you have any questions.

Sincerely,



/s/ W. Curtis Livingston
________________________
W. Curtis Livingston
President

Enclosure

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                             REPORT TO SHAREHOLDERS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1997

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                             (Amounts in Thousands)
                                  (Unaudited)

                                                                    % of                 Maturity
                                                                 Net Assets     Rate       Date        Par        Value
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES                                            13.32%
Banking and Finance                                                   5.76%
Ford Motor Credit                                                              6.55%     09/10/02    $4,000      $4,049
Heller Financial, Inc.                                                         6.50%     11/01/01     4,400       4,410
Heller Financial, Inc.                                                         6.66%     07/11/02     1,700       1,725
Lehman Brothers Holdings, Inc.                                                 8.63%     02/26/99       400         412
NationsBank Capital Trust III                                                 6.308%     01/15/27     1,300       1,289
National Westminister Bancorp                                                 9.375%     11/15/03       290         333
Travelers Group, Inc.                                                          7.30%     05/15/02     1,600       1,651
United States Leasing International                                            8.75%     12/01/01       500         543
United States Leasing International                                           6.625%     05/15/03     1,750       1,774
                                                                                                              ----------
                                                                                                                 16,187

Entertainment                                                         1.68%
Time Warner Inc.                                                               7.25%     10/15/17     4,650       4,735

Food, Beverage and Tobacco                                            2.33%
Philip Morris Companies, Inc.                                                  7.00%     07/15/05     2,000       2,039
Philip Morris Companies, Inc.                                                  6.95%     06/01/06     4,350       4,505
                                                                                                              ----------
                                                                                                                  6,544

Industrial                                                            3.55%
Columbia/HCA Healthcare                                                        8.85%     01/01/07     5,020       5,466
TCI Communications Inc.                                                        8.00%     08/01/05     4,200       4,501
                                                                                                              ----------
                                                                                                                  9,967

Total Corporate Bonds and Notes
(Identified Cost - $20,422)                                                                                      37,432
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS                               31.73%
Fixed-rate Securities                                                27.32%
United States Treasury Bonds                                                  6.625%     02/15/27     5,000       5,428
United States Treasury Notes                                                  5.875%     03/31/99       150         150
United States Treasury Notes                                                  5.875%     08/31/02    35,010      35,202
United States Treasury Notes                                                   6.25%     09/30/02     5,000       5,102

                                       2

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                             (Amounts in Thousands)
                                  (Unaudited)

                                                                    % of                 Maturity
                                                                 Net Assets     Rate       Date        Par        Value
--------------------------------------------------------------------------------------------------------------------------
United States Treasury Notes                                                   5.75%     08/15/03    $3,850      $3,852
United States Treasury Notes                                                  7.875%     11/15/04     3,300       3,689
United States Treasury Notes                                                  6.625%     05/15/07    11,660      12,341
United States Treasury Notes                                                  6.125%     08/15/07    10,730      11,027
                                                                                                              ----------
                                                                                                                 76,791

Indexed Securities                                                    4.41%
Fannie Mae                                                                    5.122%     03/13/02    12,720      12,397(E)

Total U.S. Government and Agency Obligations
(Identified Cost - $88,797)                                                                                      89,188
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES                     7.99%
Fixed-rate Securities                                                 5.29%
Fannie Mae                                                                     8.50%     02/01/08       792         823
Fannie Mae                                                                     6.50%     06/01/14     1,596       1,585
Fannie Mae                                                                     8.00%     12/01/14       949         977
Fannie Mae                                                                     7.00%     01/01/26       826         835
Fannie Mae                                                                     7.00%     03/01/27       200         202
Fannie Mae                                                                     7.00%     03/01/27       958         967
Fannie Mae                                                                     7.00%     03/01/27       990         997
Fannie Mae                                                                     7.00%     03/01/27       992         999
Fannie Mae                                                                     7.00%     03/01/27     1,000       1,007
Fannie Mae                                                                     7.00%     03/01/27     1,002       1,010
Freddie Mac                                                                    8.50%     07/01/06       152         156
Freddie Mac                                                                    7.76%     05/01/12       330         332
Freddie Mac                                                                    6.50%     06/01/13       475         474
Freddie Mac                                                                    6.50%     06/01/14       775         772
Freddie Mac                                                                    6.50%     11/01/15       415         412
Freddie Mac                                                                    7.50%     04/01/17       391         404
Freddie Mac                                                                    9.30%     04/15/19     1,185       1,271
Freddie Mac                                                                    7.00%     04/01/27       984         991

                                       3

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                             (Amounts in Thousands)
                                  (Unaudited)

                                                                    % of                 Maturity
                                                                 Net Assets     Rate       Date        Par        Value
--------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association                                       9.50%     09/15/05      $307        $325
Government National Mortgage Association                                       9.00%     06/15/06       329         344
                                                                                                              ----------
                                                                                                                 14,883

Variable-rate Securities                                              2.59%
Fannie Mae                                                                    6.191%     03/01/18       201         201(C)
Freddie Mac                                                                   6.612%     01/01/19       111         112(C)
Government National Mortgage Association                                       7.00%     08/20/21       549         564(C)
Government National Mortgage Association                                      7.375%     05/20/22     1,438       1,483(C)
Government National Mortgage Association                                      7.375%     06/02/22     1,825       1,882(C)
Government National Mortgage Association                                      7.375%     06/20/22     1,011       1,042(C)
Government National Mortgage Association                                       7.00%     07/20/22     1,536       1,578(C)
Government National Mortgage Association                                       7.00%     08/20/22       401         412(C)
                                                                                                              ----------
                                                                                                                   7,274

Stripped Securities                                                   0.11%
Fannie Mae                                                                        0%     05/25/22       195         144(D,2)
Fannie Mae                                                                        0%     05/25/22        91          87(D,2)
Freddie Mac                                                                   10.00%     03/01/21       231          66(D,1)
                                                                                                              ----------
                                                                                                                    297

Total U.S. Government  Agency Mortgage-backed Securities
(Identified Cost - $22,014)                                                                                      22,454
--------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES                                              18.11%
Fixed-rate Securities                                                13.51%
Aesop Funding II LLC                                                           6.40%     10/20/03     1,100       1,106
Bridgestone/Firestone Master Trust                                             6.17%     07/01/03     3,800       3,808
Chevy Chase Home Loan Trust                                                    7.15%     05/15/15     1,190       1,222
Chevy Chase 1997-A                                                             7.65%     12/20/07     2,889       2,919
Cityscape Home Equity Loan Trust                                               7.40%     09/25/28     3,064       3,093(F)
CS First Boston Mortgage Services                                              6.62%     09/25/09     4,000       4,020
FASCO Auto Trust                                                               9.05%     03/17/03        57          58(F)
Fleet Finance Home Equity Trust                                                6.70%     10/16/06       391         391

                                       4

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                             (Amounts in Thousands)
                                  (Unaudited)

                                                                    % of                 Maturity
                                                                 Net Assets     Rate       Date        Par        Value
--------------------------------------------------------------------------------------------------------------------------
Guaranteed Export Certificates                                                 6.13%     06/15/04    $1,529      $1,532
Irwin Home Equity                                                              6.77%     07/15/06     1,647       1,652
Lehman FHA Title 1 Loan Trust                                                  7.71%     08/25/17     1,922       1,956
Long Beach  97-1 A                                                             6.85%     02/15/03     4,435       4,449(F)
Mego Mortgage FHA Title I Loan Trust                                           6.55%     09/25/07       405         404
Mego Mortgage FHA Title I Loan Trust                                           7.17%     05/25/23     1,700       1,719
Mego Mortgage FHA Title I Loan Trust                                          7.275%     09/25/16     1,121       1,135
Merrill Lynch Mortgage Investors, Inc.                                         9.65%     09/15/10     1,750       1,869
Merrill Lynch Mortgage Investors, Inc.                                         9.70%     06/15/08       849         880
Preferred Credit Corporation                                                   7.15%     05/25/10     2,100       2,124
Union Acceptance Corp                                                         6.375%     10/08/03     2,800       2,806
World Omni Automobile Lease Securitization Trust                               6.05%     11/25/01       799         799
                                                                                                              ----------
                                                                                                                 37,942

Indexed Securities                                                    3.89%
Advanta Credit Card Master Trust                                              5.784%     08/01/03     6,000       5,998(E)
Keycorp Student Loan 96-A CTFS                                                6.155%     11/27/28     3,000       2,967(E)
Lehman Home Equity Loan Trust                                                 6.168%     12/15/27     1,963       1,961(E)
                                                                                                              ----------
                                                                                                                 10,926

Stripped Securities                                                   0.73%
Bay View Auto Trust                                                            3.15%     12/15/04    17,812         411(D,1)
Option One CTS Arm Trust                                                      3.049%     03/15/01     2,997          86(D,1)
Union Acceptance Corp.                                                         2.75%     05/10/04    59,776       1,548(D,1)
                                                                                                              ----------
                                                                                                                  2,046

Total Asset-backed Securities
(Identified Cost -$50,416)                                                                                       50,913
--------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES                                           10.98%
Fixed-rate Securities                                                 7.79%
Agricultural Mortgage (Farmer Mac)                                             7.92%     01/25/12     2,000       2,110
Asset Securitization Corp.                                                     6.72%     11/12/26     2,776       2,823
Citicorp Mortgage Securities, Inc.                                             9.00%     07/25/02     1,498       1,492
Donaldson, Lufkin & Jenerette Mortgage Acceptance Corp.                        6.86%     11/12/21     1,773       1,808
GMAC Commercial Mortgage Securities, Inc.                                     6.853%     09/15/06     3,800       3,880

                                       5

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                             (Amounts in Thousands)
                                  (Unaudited)

                                                                    % of                 Maturity
                                                                 Net Assets     Rate       Date        Par        Value
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc.                                         6.69%     11/21/28    $1,895      $1,918
Metropolitan Asset Funding, Inc.                                               6.05%     11/20/01       895         890
Metropolitan Asset Funding, Inc.                                               6.95%     04/20/08     2,157       2,155
Nomura Asset Securities Corporation                                            7.07%     04/13/36     1,818       1,875
Resolution Trust Corporation                                                   8.40%     07/25/24       451         450
Structured Asset Securities Corp.                                              6.60%     10/25/24       301         299
Structured Asset Securities Corp.                                              7.75%     02/25/28     2,150       2,170
                                                                                                              ----------
                                                                                                                 21,870

Variable-rate Securities                                              2.84%
CPS Auto Grantor Trust                                                         6.30%     08/15/02     1,380       1,385(C)
Housing Securities Inc.                                                       5.987%     11/25/26       693         682(C,F)
Resolution Trust Corporation                                                  5.916%     07/25/20        64          63(C)
Resolution Trust Corporation                                                  8.753%     03/25/21     1,686       1,715(C)
Resolution Trust Corporation                                                  7.016%     06/25/24       600         605(C)
Resolution Trust Corporation                                                  6.062%     01/25/27     1,684       1,654(C)
Resolution Trust Corporation                                                  7.969%     09/25/29       114         114(C)
Resolution Trust Corporation                                                  8.284%     09/25/29       776         782(C)
Resolution Trust Corporation                                                  7.365%     12/25/29       924         922(C)
Securitized Asset Sales, Inc.                                                 7.002%     08/25/33        72          72(C)
                                                                                                              ----------
                                                                                                                  7,994

Indexed Securities                                                    0.13%
Resolution Trust Corporation                                                  7.875%     09/25/21       372         363(E,F)

Stripped Securities                                                   0.22%
CMC Securities Corp.                                                              0%     02/25/09       545         408(D,2)
Securitized Asset Sales, Inc.                                                     0%     12/25/10       300         217(D,2)
                                                                                                              ----------
                                                                                                                    625

Total Mortgage-backed Securities
(Identified Cost - $30,580)                                                                                      30,852
--------------------------------------------------------------------------------------------------------------------------

                                       6

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                             (Amounts in Thousands)
                                  (Unaudited)

                                                                    % of                 Maturity
                                                                 Net Assets     Rate       Date        Par        Value
--------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS                                                          4.96%
Fixed-rate Securities
Export Import Bank Korea                                                       6.50%     05/15/00      $880        $764(B)
Hydro Quebec                                                                   7.74%     02/26/99       350         357(B)
Petrozuata Finance                                                             7.63%     04/01/09     4,760       5,030(B,F)
Province de Quebec                                                            8.625%     01/19/05     1,000       1,150(B)
YPF Sociedad Anonima                                                           7.00%     10/26/02     2,839       2,852(B)
YPF Sociedad Anonima                                                           7.50%     10/26/02     3,722       3,781(B)

Total Yankee Bonds
(Identified Cost - $13,697)                                                                                      13,934
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK AND EQUITY INTERESTS                                     3.11%
Black Rock 1999 Term Trust, Inc.                                                                    10 shrs          94
Black Rock 2001 Term Trust, Inc.                                                                 1,002 shrs       8,643

Total Common Stocks and Equity Interests
(Identified Cost - $8,166)                                                                                        8,737
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                                9.01%
Corporate                                                             5.08%
Associates Corporation, North America                                         8.125%     01/15/98      $340         340
Ford Motor Credit Company                                                      6.42%     02/04/98       300         300
General Electric Capital Corporation                                           7.65%     02/23/98       240         241
General Motors Acceptance Corp.                                                6.00%     12/29/97       210         210
JP Morgan & Co.                                                                6.25%     12/07/98    10,000       9,998
Norwest Corporation                                                            5.75%     11/16/98       100         100
USF&G Corporation                                                              7.00%     05/15/98     3,000       3,009
                                                                                                              ----------
                                                                                                                 14,198

Mortgage-backed Securities                                            0.37%
CRIIMI MAE Financial Corporation                                               6.77%     05/30/98     1,049       1,042

U.S. Government Obligations                                           0.19%
United States Treasury Bills                                                   5.23%     03/05/98       250         248
United States Treasury Bills                                                   5.04%     03/05/98       300         297
                                                                                                              ----------
                                                                                                                    545

                                       7

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                             (Amounts in Thousands)
                                  (Unaudited)

                                                                    % of                 Maturity
                                                                 Net Assets     Rate       Date        Par        Value
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement                                                  3.37%
Merrill Lynch Securities, Inc.
  6.60% dated 12/31/97, to be repurchased at $9,465 on 1/2/98
  (Collateral: $9,595 Fannie Mae Medium-term Notes,
  6.58% due 12/17/07, value $9,680)                                                                  $9,462      $9,462

                                                                                                     Actual
                                                                                                    Contracts
                                                                                                 ---------------
Options Purchased                                                     N.M.
Eurodollar Futures, June 98 Call, Strike Price $94.25                                                   201          72

Total Short-Term Investments
(Identified Cost - $25,311)                                                                                      25,319
--------------------------------------------------------------------------------------------------------------------------
Total Investments                                                    99.20%                                     278,827
Other Assets Less Liabilities                                         0.80%                                       2,243
                                                                                                              ----------

Net assets consisting of:
Accumulated paid-in-capital applicable to
  2,626 shares outstanding
Undistributed net investment income
Undistributed net realized gain on investments
Unrealized appreciation of investments


Net assets                                                          100.00%                                    $281,070
                                                                                                              ----------

Net asset value per share                                                                                       $107.01
                                                                                                              ----------

                                       8

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                             (Amounts in Thousands)
                                  (Unaudited)

                                                                                       Actual             Appreciation/
                                                                 Expiration           Contracts          (Depreciation)
                                                                ------------         -----------------------------------
Options Written
Eurodollar Future Call, Strike Price $94.75                        June 98                160                       $7

Futures Purchased
U.S. Treasury Note Future                                          March 98                61                       23


----------------------------------------------------------------
A Zero-Coupon Bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
B   Yankee Bond Dollar denominated bond issued in the U.S. by foreign entities.
C The coupon rates shown on variable rate securities are the rates at December 31, 1997. These rates vary with the weighted average coupon of the underlying loans
D Stripped Security - Security with interest-only or principal-only payment streams, denoted by superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
E Indexed Security - The rate of interest earned on this type of security is tied to the London Interbank Offered Rate (LIBOR), the Global Telecom Basket (GTB) index or the one year Treasury Bill rate. The coupon rate is the rate as of December 31, 1997.
F Rule 144a Security - A security purchased pursuant to Rule 144a under the securities Act of 1933 which may not be resold subject to that rule except to qualified buyers.
N.M. Not Meaningful

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO

                            STATEMENT OF OPERATIONS
                   For the Six Months Ended December 31, 1997
                             (Amounts in Thousands)
                                  (Unaudited)


Investment Income:
  Interest                                        $7,359
  Dividends                                          203
                                                ---------
                                                                  $7,562

Expenses:
  Advisory fee                                       416
  Administrative fee                                  59
  Transfer agent and
    shareholder servicing expense                     1
  Custodian fees                                      50
  Legal and audit fees                                14
  Reports to shareholders                              3
  Registration fees                                   36
  Directors' fees                                      9
  Organization expenses                                6
  Other expenses                                      30
                                                ---------
                                                     624
     Less fees waived                                (89)
                                                ---------

       Total expenses, net of waivers                                535
                                                                ---------

Net Investment Income                                              7,027

Net Realized and Unrealized Gain (Loss) on Investments:
   Realized gain on investments, options
     and futures                                   2,197
   Change in unrealized appreciation
     of investments, options and futures           2,499
                                                ---------

Net Realized and Unrealized Gain (Loss) on Investments             4,696
                                                                ---------

Change in Net Assets Resulting from Operations                   $11,723
                                                                ---------


                       STATEMENT OF CHANGES IN NET ASSETS
                             (Amounts in Thousands)

                                             For the Six         For the Year
                                            Months Ended            Ended
                                           December 31, 1997     June 30, 1997
                                           -----------------     -------------
                                               (Unaudited)

Change in Net Assets:
Net investment income                             $7,027            $10,304
Net realized gain (loss) on investments,
  options and futures                              2,197              1,450
Change in unrealized appreciation
  of investments, options and futures              2,499              1,322
                                                ---------         ----------
Change in net assets resulting
  from operations                                 11,723            130,076

Distributions to shareholders from:
  Net investment income                          (10,136)            (8,020)
  Net realized gain on investments                (2,146)              (993)

Change in net assets from
  Fund share transactions                         57,132            154,355
                                               -----------------------------
  Changes in net assets                           56,573            158,418


Net Assets:

  Beginning of period                            224,497             66,079
                                               ----------         ----------
  End of period (including
  undistributed net investment
  income of $56 and $3,165,
  respectively)                                 $281,070           $224,497
                                               ----------         ----------

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.


                                          FOR THE SIX          FOR THE YEARS ENDED JUNE 30,
                                          MONTHS ENDED       --------------------------------
                                        DECEMBER 31, 1997      1997        1996       1995
                                        -----------------    ---------   ---------  ---------
                                           (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $107.19        $104.83     $107.36    $100.00
Net investment income (A)                         3.10           5.49        5.41       3.86
Net realized and unrealized gain (loss)
  on investments, options and futures             2.29           3.00       (0.06)      6.02
                                               -------        ------------------------------
Total from investment operations                  5.39           8.49        5.35       9.88
                                               -------        ------------------------------

Distributions to shareholders from:
  Net investment income                          (4.59)         (5.42)      (5.35)     (2.47)
  Net realized gain on investments               (0.98)         (0.71)      (2.53)     (0.05)
                                               -------        ------------------------------
Total distributions                              (5.57)         (6.13)      (7.88)     (2.52)
                                               -------        ------------------------------
Net asset value, end of period                 $107.01        $107.19     $104.83    $107.36
                                               =======        ==============================

Total return                                     5.10%(B)       8.32%       5.15%     10.08%

RATIOS / SUPPLEMENTAL DATA:
Ratios to average net assets
  Expenses (A)                                   0.45%(C)       0.45%       0.50%      0.50%
  Net investment income (A)                      5.87%(C)       6.33%       6.28%      6.11%

Portfolio turnover rate                        411.23%(C)     419.26%     841.29%    764.45%
Net assets, end of period
  (in thousands)                              $281,070       $224,497     $66,079    $20,313


----------------------------------------------------------------
(A) Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50% to August 5, 1996 and 0.45% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.52% for the six months ended December 31, 1997, 0.55% for the year ended June 30, 1997, 1.03% for the year ended June 30, 1996 and 1.60% for the year ended June 30, 1995.
(B)  Not annualized
(C)  Annualized

      See notes to financial statements.

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust Intermediate Portfolio ("Fund"), formerly known as Western Asset Trust Intermediate Duration Portfolio, a diversified, open-end management investment company, is one of the portfolios established by the Corporation. The Fund was organized on May 16, 1990 and had no operations prior to July 1, 1994, other than those related to organizational matters.

SECURITY VALUATION

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity.

OPTIONS AND FUTURES

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest and dividend income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

SECURITY TRANSACTIONS

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

DEFERRED ORGANIZATION EXPENSE

Deferred organization expenses of $54 are being amortized on a straight-line basis through June 1999.

USE OF ESTIMATES

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

FEDERAL INCOME TAXES

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

2.  FINANCIAL INSTRUMENTS:

As part of the Fund's investment program, the Fund utilizes repurchase agreements, options and futures contracts. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

REPURCHASE AGREEMENTS

All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

OPTION TRANSACTIONS

A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. Risks arise from the possible illiquidity of the options market and from movements in security values. Call and put options written by the Fund and related premiums received during the period were as follows:

                                                          CALLS                          PUTS
                                               ----------------------------------------------------------
                                                  CONTRACTS    PREMIUMS        CONTRACTS      PREMIUMS
   -----------------------------------------------------------------------    ---------------------------

    Options outstanding at June 30, 1997                -         $ -               43           $31

    Options written                                 1,350         721               38            12

    Options closed                                 (1,024)       (693)             (81)          (43)

    Options expired                                  (166)         (9)               -             -

    Options exercised                                   -           -                -             -
   -----------------------------------------------------------------------    ---------------------------

    Options outstanding at December 31, 1997         (160)        $19                -          $  -
   =======================================================================    ===========================


FUTURES

The Fund may enter into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at December 31, 1997 are described at the end of the "Statement of Net Assets", page 8.

3.  PORTFOLIO TRANSACTIONS:

Purchases and sales of portfolio securities (excluding short-term, U.S. Government securities, written and purchased options and futures contracts) for the six months ended December 31, 1997, aggregated $89,317 and $100,831, respectively. Purchases and sales of U.S. Government securities aggregated $438,036 and $376,045, respectively for the same period.

At December 31, 1997, the cost of securities for federal income tax purposes was $275,535. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,635 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $343.

4.  FUND SHARE TRANSACTIONS:

At December 31, 1997, there were 5,000,000 shares of common stock of the corporation authorized at $.001 par value. Transactions in Fund shares were as follows:


                                         FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                         --------------------------------------------------------
                                             DECEMBER 31, 1997               JUNE 30, 1997
                                         -------------------------     --------------------------
                                            SHARES        AMOUNT        SHARES        AMOUNT
   ---------------------------------------------------------------     --------------------------

    Sold                                      630        $ 67,867          1,492       $ 157,504

    Reinvestment of distributions             111          11,926             85           8,937

    Repurchased                             (209)        (22,661)          (113)        (12,086)
   ---------------------------------------------------------------     ------------------------------
    Net increase                              532         $57,132          1,464        $154,355
   ===============================================================     ==============================


5.  TRANSACTIONS WITH AFFILIATES:

The Fund has an administration agreement with Legg Mason Fund Adviser, Inc. ("Administrator"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Administrator provides the Fund with administrative services for which the Fund pays a fee at an annual rate of 0.05% of average daily net assets of the Fund. At December 31, 1997, $11 was due to the Administrator.

Western Asset Management Company ("Adviser"), a corporate affiliate of the Administrator and Legg Mason, serves as investment adviser to the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.50% of average daily net assets of the Fund. The Adviser has voluntarily agreed to indefinitely limit its fee to 0.35% of average daily net assets and to further waive its fees and reimburse the Fund to the extent necessary to limit the total expenses to an annual rate of 0.45% of the Fund's average daily net assets. Pursuant to this agreement, advisory fees of $89 were waived for the six months ended December 31, 1997, and $51 was due to the Adviser at December 31, 1997.